FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03143

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
               (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                     --------------
Date of fiscal year end:   8/31
                          --------
Date of reporting period:  11/30/07
                          ------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Global Smaller Companies Fund

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................  3

Notes to Statement of Investments ..........................................  8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Templeton Global Smaller Companies Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                     INDUSTRY                        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 96.3%
    AUSTRALIA 3.9%
    Billabong International Ltd. ...............         Textiles, Apparel & Luxury Goods             369,406    $        4,889,797
    Downer EDI Ltd. ............................          Commercial Services & Supplies            6,018,725            26,255,286
    Iluka Resources Ltd. .......................                 Metals & Mining                    3,624,736            13,827,556
    PaperlinX Ltd. .............................             Paper & Forest Products                7,001,361            15,023,601
                                                                                                                 -------------------
                                                                                                                         59,996,240
                                                                                                                 -------------------
    BAHAMAS 1.6%
  a Steiner Leisure Ltd. .......................          Diversified Consumer Services               581,500            24,830,050
                                                                                                                 -------------------
    BELGIUM 0.7%
    Barco NV ...................................        Electronic Equipment & Instruments            151,370            11,683,711
                                                                                                                 -------------------
    BRAZIL 0.6%
  b Companhia de Saneamento de Minas Gerais,
      144A .....................................                   Water Utilities                    526,500             9,246,396
                                                                                                                 -------------------
    CANADA 6.5%
  a ATS Automation Tooling Systems Inc. ........                    Machinery                         885,180             3,824,169
    Dorel Industries Inc., B ...................                Household Durables                    362,300            11,467,368
  a GSI Group Inc. .............................        Electronic Equipment & Instruments          1,071,820            10,353,781
    Linamar Corp. ..............................                 Auto Components                      550,500            10,927,972
    MDS Inc. ...................................          Life Sciences Tools & Services              970,300            19,581,633
  a Mega Brands Inc. ...........................           Leisure Equipment & Products               772,900             4,189,328
  a Open Text Corp. ............................           Internet Software & Services               731,300            23,527,097
  a Quebecor World Inc. ........................          Commercial Services & Supplies            2,076,360             4,630,514
  a Saxon Energy Services Inc. .................           Energy Equipment & Services              2,338,700            11,811,026
                                                                                                                 -------------------
                                                                                                                        100,312,888
                                                                                                                 -------------------
    CHINA 5.4%
  a AAC Acoustic Technologies Holdings Inc. ....             Communications Equipment               9,478,000            12,781,870
    Bio-Treat Technology Ltd. ..................          Commercial Services & Supplies           20,258,000            10,074,778
  a China Pharmaceutical Group Ltd. ............                 Pharmaceuticals                   16,118,000             6,376,029
    People's Food Holdings Ltd. ................                  Food Products                    29,293,000            23,470,820
    Sinotrans Ltd., H ..........................             Air Freight & Logistics               34,391,000            16,873,165
    Weiqiao Textile Co. Ltd., H ................         Textiles, Apparel & Luxury Goods           9,651,000            14,130,761
                                                                                                                 -------------------
                                                                                                                         83,707,423
                                                                                                                 -------------------
    FINLAND 2.4%
    Amer Sports OYJ ............................           Leisure Equipment & Products               778,180            21,213,458
    Elcoteq SE, A ..............................             Communications Equipment                 756,951             4,175,684
    Huhtamaki OYJ ..............................              Containers & Packaging                  863,810            11,059,738
                                                                                                                 -------------------
                                                                                                                         36,448,880
                                                                                                                 -------------------
    GERMANY 2.6%
    Celesio AG .................................         Health Care Providers & Services             302,000            17,419,758
  a Jenoptik AG ................................        Electronic Equipment & Instruments            977,110             8,650,025
  a Thiel Logistik AG ..........................             Air Freight & Logistics                1,547,850             5,866,069
    Vossloh AG .................................                    Machinery                          77,560             8,440,227
                                                                                                                 -------------------
                                                                                                                         40,376,079
                                                                                                                 -------------------


                                          Quarterly Statement of Investments | 3

Templeton Global Smaller Companies Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                     INDUSTRY                        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    HONG KONG 5.8%
    Asia Satellite Telecommunications Holdings
      Ltd. .....................................     Diversified Telecommunication Services         3,454,500    $        6,646,384
    Dah Sing Financial Group ...................                Commercial Banks                    1,519,600            13,564,459
    Fountain Set (Holdings) Ltd. ...............        Textiles, Apparel & Luxury Goods           33,524,000             7,621,097
    Giordano International Ltd. ................                Specialty Retail                   20,439,348             9,686,833
    Hang Lung Group Ltd. .......................      Real Estate Management & Development          1,665,000             9,494,795
    Hopewell Holdings Ltd. .....................          Transportation Infrastructure             2,982,000            13,596,414
    Hung Hing Printing Group Ltd. ..............             Containers & Packaging                20,862,508            10,584,053
    Ngai Lik Industrial Holding Ltd. ...........               Household Durables                   4,904,000               302,329
  a TCL Communication Technology Holdings
      Ltd. .....................................            Communications Equipment              143,878,875             4,804,616
    Yue Yuen Industrial Holdings Ltd. ..........        Textiles, Apparel & Luxury Goods            4,196,500            13,366,795
                                                                                                                 -------------------
                                                                                                                         89,667,775
                                                                                                                 -------------------
    INDIA 0.7%
  b Gail India Ltd., GDR, 144A .................                  Gas Utilities                       157,710            10,258,732
                                                                                                                 -------------------
    INDONESIA 0.6%
    PT Indosat Tbk .............................     Diversified Telecommunication Services         9,955,000             8,818,196
                                                                                                                 -------------------
    ISRAEL 0.6%
  a Orbotech Ltd. ..............................       Electronic Equipment & Instruments             614,700             9,447,939
                                                                                                                 -------------------
    JAPAN 5.0%
    Descente Ltd. ..............................        Textiles, Apparel & Luxury Goods            2,333,000            12,234,216
    MEITEC Corp. ...............................         Commercial Services & Supplies               304,100            10,148,064
    Nichii Gakkan Co. ..........................        Health Care Providers & Services              739,200            10,465,489
    Sangetsu Co. Ltd. ..........................               Household Durables                     186,800             4,049,364
    Sohgo Security Services Co. Ltd. ...........         Commercial Services & Supplies             1,337,700            22,067,387
    Takuma Co. Ltd. ............................                    Machinery                       2,627,000            11,649,301
    USS Co. Ltd. ...............................                Specialty Retail                      100,000             6,440,297
                                                                                                                 -------------------
                                                                                                                         77,054,118
                                                                                                                 -------------------
    NETHERLANDS 5.9%
    Draka Holding NV ...........................              Electrical Equipment                    235,136             8,257,506
    Imtech NV ..................................           Construction & Engineering                 577,230            13,885,747
    OPG Groep NV ...............................        Health Care Providers & Services              838,560            26,920,884
    SBM Offshore NV ............................           Energy Equipment & Services                370,390            12,877,283
    Vedior NV ..................................         Commercial Services & Supplies             1,178,610            29,318,219
                                                                                                                 -------------------
                                                                                                                         91,259,639
                                                                                                                 -------------------
    NORWAY 0.9%
    Norske Skogindustrier ASA ..................             Paper & Forest Products                1,317,076             9,462,640
    Tomra Systems ASA ..........................                    Machinery                         715,996             4,672,963
                                                                                                                 -------------------
                                                                                                                         14,135,603
                                                                                                                 -------------------
    PHILIPPINES 0.1%
    First Gen Corp. ............................  Independent Power Producers & Energy Traders        610,000               813,814
                                                                                                                 -------------------


4 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                     INDUSTRY                        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    SINGAPORE 1.6%
    Cerebos Pacific Ltd. .......................                 Food Products                        226,253    $          672,000
    Huan Hsin Holdings Ltd. ....................       Electronic Equipment & Instruments           6,101,000             2,254,557
    Osim International Ltd. ....................                Specialty Retail                   10,597,200             4,940,846
    Venture Corp. Ltd. .........................       Electronic Equipment & Instruments           1,971,000            17,153,929
                                                                                                                 -------------------
                                                                                                                         25,021,332
                                                                                                                 -------------------
    SOUTH KOREA 7.1%
    Bank of Pusan ..............................                Commercial Banks                    1,793,670            28,039,785
    Daeduck Electronics Co. Ltd. ...............       Electronic Equipment & Instruments           1,221,875             7,653,714
    Daegu Bank Co. Ltd. ........................                Commercial Banks                    1,249,460            19,667,991
    Halla Climate Control Corp. ................                Auto Components                     1,104,000            10,103,371
    INTOPS Co. Ltd. ............................       Electronic Equipment & Instruments             223,678             7,673,262
    People & Telecommunication .................            Communications Equipment                  612,718             7,416,605
    Sindo Ricoh Co. ............................               Office Electronics                     110,350             8,086,224
    Youngone Corp. .............................        Textiles, Apparel & Luxury Goods            1,990,740            20,509,279
                                                                                                                 -------------------
                                                                                                                        109,150,231
                                                                                                                 -------------------
    SWEDEN 1.8%
    D. Carnegie & Co. AB .......................                Capital Markets                       877,886            16,938,718
    Securitas Systems AB, B ....................         Commercial Services & Supplies             3,472,830            10,982,226
                                                                                                                 -------------------
                                                                                                                         27,920,944
                                                                                                                 -------------------
    SWITZERLAND 1.7%
    Verwaltungs-und Privat-Bank AG .............                Capital Markets                        75,518            18,653,623
    Vontobel Holding AG ........................                Capital Markets                       160,170             7,849,044
                                                                                                                 -------------------
                                                                                                                         26,502,667
                                                                                                                 -------------------
    TAIWAN 7.8%
  a AcBel Polytech Inc. ........................              Electrical Equipment                 15,774,595             9,041,983
    D-Link Corp. ...............................            Communications Equipment               14,235,822            25,803,117
    Giant Manufacturing Co. Ltd. ...............          Leisure Equipment & Products              3,682,000             8,658,832
    Pihsiang Machinery Manufacturing Co. Ltd. ..        Health Care Equipment & Supplies            8,528,000            15,985,872
  a Qisda Corp. ................................            Computers & Peripherals                 7,282,200             7,558,596
    Simplo Technology Co. Ltd. .................            Computers & Peripherals                 4,170,360            20,932,558
  a Ta Chong Bank Ltd. .........................                Commercial Banks                   52,393,000            17,207,306
    Taiwan Fu Hsing ............................               Building Products                    9,336,180             6,074,664
    Test-Rite International Co. Ltd. ...........                  Distributors                     16,149,387             9,682,127
                                                                                                                 -------------------
                                                                                                                        120,945,055
                                                                                                                 -------------------
    THAILAND 3.0%
    Bank of Ayudhya Public Co. Ltd. ............                Commercial Banks                   18,625,300            15,132,455
    Glow Energy Public Co. Ltd., fgn. ..........  Independent Power Producers & Energy Traders     16,956,900            17,784,768
  a Total Access Communication Public Co.
      Ltd., fgn. ...............................      Wireless Telecommunication Services          12,815,000            13,071,300
                                                                                                                 -------------------
                                                                                                                         45,988,523
                                                                                                                 -------------------
    UNITED KINGDOM 11.5%
    Bodycote International PLC .................                   Machinery                        4,450,330            22,695,563
    Burberry Group PLC .........................        Textiles, Apparel & Luxury Goods              804,310             9,510,172
    Fiberweb PLC ...............................               Personal Products                    6,160,581             5,035,654


                                          Quarterly Statement of Investments | 5

Templeton Global Smaller Companies Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                     INDUSTRY                        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM (CONTINUED)
    FKI PLC ....................................                     Machinery                     12,968,940    $       20,601,557
    Future PLC .................................                       Media                       11,231,610             7,794,942
    GAME Group PLC .............................                  Specialty Retail                 16,058,130            65,051,642
    John Wood Group PLC ........................            Energy Equipment & Services             2,861,570            24,155,421
    Yule Catto & Company PLC ...................                     Chemicals                      6,523,350            22,636,617
                                                                                                                 -------------------
                                                                                                                        177,481,568
                                                                                                                 -------------------
    UNITED STATES 18.5%
  a AbitibiBowater Inc. ........................              Paper & Forest Products                 807,259            17,973,413
  a BearingPoint Inc. ..........................                    IT Services                     1,223,850             4,467,053
  a Blockbuster Inc., A ........................                  Specialty Retail                  1,608,230             5,741,381
  a Bristow Group Inc. .........................            Energy Equipment & Services               303,390            16,686,450
  a Convergys Corp. ............................                    IT Services                       650,230            10,605,251
  a Corinthian Colleges Inc. ...................           Diversified Consumer Services            1,485,640            25,939,274
  a Domtar Corp. ...............................              Paper & Forest Products                 892,900             6,768,521
a,c Fuel Systems Solutions Inc. ................                  Auto Components                     933,580            13,760,969
  a Hibbett Sports Inc. ........................                  Specialty Retail                  1,098,970            23,539,937
  a ION Geophysical Corp. ......................            Energy Equipment & Services             1,123,680            17,338,382
    Irwin Financial Corp. ......................                  Commercial Banks                    842,260             6,847,574
a,c Leapfrog Enterprises Inc. ..................            Leisure Equipment & Products            2,971,610            19,909,787
  a LifePoint Hospitals Inc. ...................          Health Care Providers & Services            357,000            11,295,480
  a Pier 1 Imports Inc. ........................                  Specialty Retail                  3,257,950            13,422,754
  a RC2 Corp. ..................................            Leisure Equipment & Products              292,400             8,502,992
  a Scholastic Corp. ...........................                       Media                          363,740            12,818,198
    Sealy Corp. ................................                 Household Durables                 1,751,580            22,840,603
  a Select Comfort Corp. .......................                  Specialty Retail                  1,305,830            13,894,031
a,c Sharper Image Corp. ........................                  Specialty Retail                    937,400             3,121,542
    Tredegar Corp. .............................              Industrial Conglomerates                874,320            12,642,667
a,c West Marine Inc. ...........................                  Specialty Retail                  1,991,430            17,584,327
                                                                                                                 -------------------
                                                                                                                        285,700,586
                                                                                                                 -------------------
    TOTAL COMMON STOCKS
      (COST $1,304,555,427) ....................                                                                      1,486,768,389
                                                                                                                 -------------------

                                                                                              ----------------
                                                                                              PRINCIPAL AMOUNT
                                                                                              ----------------
SHORT TERM INVESTMENTS (COST $47,823,454) 3.1%
U.S. GOVERNMENT AND AGENCY SECURITIES 3.1%
  d FHLB, 12/03/07 - 2/15/08 ...................                                                $  48,004,000            47,856,807
                                                                                                                 -------------------


6 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS
      (COST $1,352,378,881) 99.4% ..............                                                                 $    1,534,625,196
    OTHER ASSETS, LESS LIABILITIES 0.6% ........                                                                          9,866,177
                                                                                                                 -------------------
    NET ASSETS 100.0% ..........................                                                                 $    1,544,491,373
                                                                                                                 ===================

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank
GDR  - Global Depository Receipt

a    Non-income producing for the twelve months ended November 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2007, the aggregate value of these securities was $19,505,128, representing 1.26% of net assets.

c    See Note 4 regarding holdings of 5% voting securities.

d    The security is traded on a discount basis with no stated coupon rate.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Templeton Global Smaller Companies Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Smaller Companies Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


8 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

3. INCOME TAXES

At November 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................................   $1,352,378,881
                                                                 ===============

Unrealized appreciation ......................................   $  417,430,769
Unrealized depreciation ......................................     (235,184,455)
                                                                 ---------------
Net unrealized appreciation (depreciation) ...................   $  182,246,314
                                                                 ===============

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Templeton Global Smaller Companies Fund for the three months ended November 30, 2007, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                    NUMBER OF SHARES                          NUMBER OF SHARES   VALUE AT                 REALIZED
                                    HELD AT BEGINNING    GROSS       GROSS      HELD AT END       END OF     INVESTMENT    CAPITAL
NAME OF ISSUER                          OF PERIOD      ADDITIONS  REDUCTIONS     OF PERIOD        PERIOD       INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Fuel Systems Solutions Inc. .....             933,580      --         --           933,580      $13,760,969    $  --        $ --
Leapfrog Enterprises Inc. .......           2,971,610      --         --         2,971,610       19,909,787       --          --
Sharper Image Corp. .............             937,400      --         --           937,400        3,121,542       --          --
West Marine Inc. ................           1,991,430      --         --         1,991,430       17,584,327       --          --
                                                                                                ------------------------------------
TOTAL AFFILIATED SECURITIES (3.52% of Net Assets)                                               $54,376,625    $  --        $ --
                                                                                                ====================================

5. NEW ACCOUNTNG PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 9



ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By  /s/JIMMY D. GAMBILL
---------------------------------
       Jimmy D. Gambill
       Chief Executive Officer -
       Finance and Administration

Date  January 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/JIMMY D. GAMBILL
  -------------------------------
       Jimmy D. Gambill
       Chief Executive Officer -
       Finance and Administration

Date  January 25, 2008

By  /s/GALEN G. VETTER
 ---------------------------------
         Galen G. Vetter
         Chief Financial Officer

Date  January 25, 2008